CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 6,829	$ 3,184
Costs and expenses
Cost of sales, exclusive of depreciation expense shown separately below	2,554	2,113
General and administrative expenses	14,284	9,867
Research and development expense	4,525	5,827
Depreciation expense	5,946	8,610
Other operating expenses	8,795	13,078
Total costs and expenses	36,104	39,495
Operating loss	(29,275)	(36,311)
Other income (expense), net
Finance income (expense), net	511	1,082
Change in fair value of financial instruments	(5,024)	5,580
Other income, net	2,297	1,922
Total other income (expense), net	(2,216)	8,584
Loss before income tax	(31,491)	(27,727)
Income tax expense	(1,788)	(2,124)
Net loss available to stockholders	(33,279)	(29,851)
Other comprehensive loss
Foreign currency translation (loss) gain, net of tax	(348)	76
Comprehensive loss	$ (33,627)	$ (29,775)
Basic and diluted earnings per share
Basic net loss per share for the period attributable to holders of ordinary shares (in usd per share)	$ (0.37)	$ (0.33)
Basic weighted-average ordinary shares outstanding (in shares)	90,504,845	89,326,172
Diluted net loss per share for the period attributable to holders of ordinary shares (in usd per share)	$ (0.37)	$ (0.33)
Diluted weighted-average ordinary shares outstanding (in shares)	90,504,845	89,326,172